UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2012 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Australia--6.7%
Coca-Cola Amatil	111,570		1,568,612
Dexus Property Group	1,773,470		1,880,431
Rio Tinto	29,066		2,023,116
Spark Infrastructure Group	1,066,830		1,867,278
Westfield Group	113,210		1,249,207
Westpac Banking	102,240		2,795,091
			11,383,735
Finland--1.7%
Kemira	53,360		838,824
Sampo, Cl. A	62,460		2,019,742
			2,858,566
France--9.9%
Arkema	11,140		1,171,314
Cap Gemini	34,470		1,502,206
Dassault Systemes	7,980		893,328
Fonciere Des Regions	20,310		1,702,173
L'Oreal	13,510		1,887,224
Sanofi	51,110		4,847,053
Schneider Electric	23,880		1,781,064
Technip	12,020		1,383,861
Total	30,062		1,555,943
			16,724,166
Germany--7.1%
Bayer	32,840		3,118,586
Continental	22,010		2,546,681
Deutsche Lufthansa	70,400		1,323,276
Fresenius & Co.	11,640		1,339,690
Gerresheimer	18,780	a	994,255
Hannover Rueckversicherung	34,140		2,657,289
			11,979,777
Hong Kong--1.0%
SJM Holdings	704,000		1,656,691
Ireland--.8%
Smurfit Kappa Group	113,030		1,370,679

Italy--2.5%
STMicroelectronics	367,120		2,676,690
Telecom Italia	1,797,990		1,625,251
			4,301,941
Japan--19.2%
Aisin Seiki	77,300		2,410,780
Astellas Pharma	34,100		1,531,816
Daito Trust Construction	29,400		2,766,604
DeNA	38,700		1,272,489
Fuji Heavy Industries	242,000		3,047,087
Hitachi	621,000		3,654,664
INPEX	279		1,488,982
Japan Tobacco	76,400		2,153,844
Mitsubishi	88,200		1,695,355
Nihon Kohden	38,100		1,155,218
Nippon Shokubai	119,000		1,213,240
Nitto Denko	21,100		1,038,131
Omron	41,200		987,894
Sega Sammy Holdings	81,400		1,374,822
Seven & I Holdings	89,000		2,504,901
SMC	5,300		961,491
Sumitomo Mitsui Financial Group	43,500		1,580,313
THK	52,400		941,611
Toyo Suisan Kaisha	31,000		826,161
			32,605,403
Netherlands--5.6%
ING Groep	284,890	a	2,724,330
Koninklijke Philips Electronics	91,190		2,446,486
Nutreco	8,940		764,405
SBM Offshore	95,030	a	1,346,909
Unilever	56,420		2,128,950
			9,411,080
Norway--2.5%
Petroleum Geo-Services	94,580		1,636,426
Telenor	41,870		850,660
TGS Nopec Geophysical	51,454		1,686,163
			4,173,249
Singapore--1.2%
United Overseas Bank	128,000		2,096,439
Spain--.5%
Red Electrica	18,760		926,891

Sweden--2.4%
Autoliv, SDR	16,740		1,122,304
Volvo, Cl. B	215,500		2,971,679
			4,093,983
Switzerland--9.9%
ABB	181,550	a	3,769,687
Adecco	49,140	a	2,604,701
Cie Financiere Richemont, Cl. A	15,070		1,205,050
Novartis	47,100		2,981,972
Partners Group Holding	8,880		2,051,027
Syngenta	4,750		1,916,070
Zurich Insurance Group	8,260	a	2,208,655
			16,737,162
United Arab Emirates--1.0%
Dragon Oil	189,710		1,719,243
United Kingdom--25.9%
Aberdeen Asset Management	424,090		2,514,811
Barclays	629,940		2,720,336
BHP Billiton	42,080		1,478,677
Centrica	304,460		1,653,954
Diageo	56,080		1,632,638
Experian	169,870		2,744,647
GlaxoSmithKline	122,030		2,649,478
ITV	807,510		1,385,314
Kingfisher	328,420		1,516,943
Legal & General Group	287,030		692,956
Lloyds Banking Group	3,761,070	a	3,013,682
Old Mutual	465,817		1,383,623
Rexam	123,795		869,928
Rio Tinto	69,191		4,031,949
Rolls-Royce Holdings	110,470	a	1,591,688
Royal Bank of Scotland Group	417,728	a	2,249,842
Royal Dutch Shell, Cl. B	173,540		6,142,017
SABMiller	33,460		1,574,906
Unilever	36,160		1,372,562
Vodafone Group	1,046,690		2,632,298
			43,852,249
Total Common Stocks
(cost $150,592,654)			165,891,254

Preferred Stocks--1.2%

Germany
ProSiebenSat.1 Media
	(cost $2,164,760)	74,300	2,090,734

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $344,431)	344,431 [b]	344,431
Total Investments (cost $153,101,845)		99.3%	168,326,419
Cash and Receivables (Net)		.7%	1,186,758
Net Assets		100.0%	169,513,177

SDR-Swedish Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized appreciation on investments was $15,224,574 of which $20,812,300 related to appreciated investment securities and $5,587,726 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.6
Industrial	13.5
Health Care	11.0
Consumer Discretionary	10.8
Energy	10.0
Consumer Staples	9.7
Materials	9.4
Information Technology	6.5
Telecommunication Services	3.0
Utilities	2.6
Money Market Investment	.2
99.3

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	165,891,254 ++	-	165,891,254
Mutual Funds	344,431	-	-	344,431
Preferred Stocks+	-	2,090,734 ++	-	2,090,734

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2012 (Unaudited)

Common Stocks--99.7%	Shares		Value ($
Automobiles & Components--2.3%
Lear	27,820		1,303,089
Thor Industries	29,260		1,095,202
			2,398,291
Banks--8.7%
Associated Banc-Corp	63,890		838,237
City National	32,347		1,601,823
Comerica	52,640		1,597,098
First Horizon National	116,785	a	1,157,339
First Republic Bank	46,550		1,525,909
Hancock Holding	28,820		914,747
Synovus Financial	214,140		524,643
Webster Financial	50,910		1,046,201
			9,205,997
Capital Goods--7.0%
AGCO	21,920	b	1,076,710
Armstrong World Industries	29,480		1,495,520
Carlisle	21,480		1,262,165
GrafTech International	20,070	a,b	188,457
MRC Global	16,160		448,925
Snap-on	20,550		1,623,245
Spirit Aerosystems Holdings, Cl. A	39,420	b	668,957
Titan International	30,050	a	652,686
			7,416,665
Commercial & Professional Services--6.7%
Brink's	41,850		1,193,980
Clean Harbors	32,642	b	1,795,636
Equifax	20,960		1,134,355
Herman Miller	52,850		1,132,047
Robert Half International	37,860		1,204,705
Tetra Tech	21,460	b	567,617
			7,028,340
Consumer Durables & Apparel--4.6%
Brunswick	38,600		1,122,874

Deckers Outdoor	13,980	a,b	562,975
Lennar, Cl. A	36,660	a	1,417,642
Toll Brothers	52,930	b	1,711,227
			4,814,718
Consumer Services--2.0%
Hyatt Hotels, Cl. A	34,200	b	1,319,094
WMS Industries	47,660	b	834,050
			2,153,144
Diversified Financials--2.9%
E*TRADE Financial	132,620	b	1,186,949
Raymond James Financial	47,540		1,831,716
			3,018,665
Energy--7.0%
Cabot Oil & Gas	29,942		1,489,315
Gulfport Energy	17,110	b	653,944
Helix Energy Solutions Group	37,620	b	776,477
Helmerich & Payne	16,670		933,687
McDermott International	88,840	b	979,017
Oceaneering International	23,250		1,250,618
Oil States International	18,920	b	1,353,537
			7,436,595
Exchange-Traded Funds--.6%
iShares Russell 2000 Value Index
Fund	7,850	a	592,753
Food & Staples Retailing--2.0%
Casey's General Stores	17,880		949,428
Harris Teeter Supermarkets	28,960		1,116,698
			2,066,126
Food, Beverage & Tobacco--1.2%
Flowers Foods	44,265		1,030,047
Green Mountain Coffee Roasters	4,800	b	198,528
			1,228,575
Health Care Equipment & Services--5.4%
Haemonetics	25,890	b	1,057,348
HealthSouth	60,170	b	1,270,189
MEDNAX	26,090	b	2,074,677
Universal Health Services, Cl. B	26,720		1,291,912
			5,694,126
Insurance--4.3%
Fidelity National Financial, Cl. A	65,604		1,544,974

ProAssurance	22,740		959,401
Protective Life	36,860		1,053,459
W.R. Berkley	26,320		993,317
			4,551,151
Materials--6.3%
Allegheny Technologies	22,920		695,851
Coeur d'Alene Mines	46,520	b	1,144,392
Cytec Industries	19,190		1,320,848
Louisiana-Pacific	59,040	b	1,140,653
MeadWestvaco	33,900		1,080,393
Packaging Corp. of America	31,690		1,219,114
			6,601,251
Media--1.2%
DreamWorks Animation SKG, Cl. A	38,860	a,b	643,910
John Wiley & Sons, Cl. A	16,420		639,231
			1,283,141
Pharmaceuticals, Biotech & Life Sciences--1.6%
Bruker	41,220	b	629,429
Salix Pharmaceuticals	25,320	b	1,024,954
			1,654,383
Real Estate--5.7%
BioMed Realty Trust	71,050	c	1,373,396
Corporate Office Properties Trust	24,590	c	614,258
DCT Industrial Trust	144,780	a,c	939,622
Douglas Emmett	35,610	c	829,713
Education Realty Trust	70,250	c	747,460
LaSalle Hotel Properties	28,430	c	721,838
Macerich	14,410	c	840,103
			6,066,390
Retailing--4.5%
American Eagle Outfitters	44,250		907,567
Children's Place Retail Stores	14,450	b	639,990
Express	39,390	b	594,395
Finish Line, Cl. A	45,310		857,718
Guess?	25,780		632,641
Saks	104,410	a,b	1,097,349
			4,729,660
Semiconductors & Semiconductor Equipment--3.7%
Microchip Technology	29,390	a	957,820
Semtech	33,040	b	956,508

Skyworks Solutions	44,640	b	906,192
Teradyne	63,290	b	1,068,968
			3,889,488
Software & Services--9.5%
Akamai Technologies	17,790	b	727,789
Cadence Design Systems	74,620	b	1,008,116
CoreLogic	47,500	b	1,278,700
Global Payments	20,540		930,462
Jack Henry & Associates	26,510		1,040,783
MAXIMUS	16,800		1,062,096
Parametric Technology	34,250	b	770,968
Solera Holdings	23,640		1,264,031
Synopsys	29,185	b	929,250
Take-Two Interactive Software	88,000	b	968,880
			9,981,075
Technology Hardware & Equipment--2.9%
IPG Photonics	7,350	a	489,877
NETGEAR	27,410	b	1,080,502
Vishay Intertechnology	140,030	b	1,488,519
			3,058,898
Transportation--4.0%
Alaska Air Group	29,700	b	1,279,773
Atlas Air Worldwide Holdings	21,690	b	961,084
Landstar System	24,670		1,294,188
Werner Enterprises	30,560		662,235
			4,197,280
Utilities--5.6%
Great Plains Energy	47,630		967,365
Hawaiian Electric Industries	51,340		1,290,688
NiSource	29,650		737,989
Portland General Electric	33,600		919,296
UGI	38,370		1,255,083
WGL Holdings	19,910		780,273
			5,950,694
Total Common Stocks
(cost $93,583,014)			105,017,406

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $418,226)	418,226 [d]	418,226
Investment of Cash Collateral for
Securities Loaned--6.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,679,113)	6,679,113 [d]	6,679,113
Total Investments (cost $100,680,353)	106.4%	112,114,745
Liabilities, Less Cash and Receivables	(6.4%)	(6,711,865)
Net Assets	100.0%	105,402,880

a Security, or portion thereof, on loan. At December 31, 2012, the value of the fund's securities on loan was $6,502,299 and the value of the collateral held by the fund was $6,679,113.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized appreciation on investments was $11,434,392 of which $15,034,970 related to appreciated investment securities and $3,600,578 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	9.5
Banks	8.7
Capital Goods	7.0
Energy	7.0
Commercial & Professional Services	6.7
Money Market Investments	6.7
Materials	6.3
Real Estate	5.7
Utilities	5.6
Health Care Equipment & Services	5.4
Consumer Durables & Apparel	4.6
Retailing	4.5
Insurance	4.3
Transportation	4.0
Semiconductors & Semiconductor Equipment	3.7
Diversified Financials	2.9
Technology Hardware & Equipment	2.9

Automobiles & Components	2.3
Consumer Services	2.0
Food & Staples Retailing	2.0
Pharmaceuticals, Biotech & Life Sciences	1.6
Food, Beverage & Tobacco	1.2
Media	1.2
Exchange-Traded Funds	.6
106.4

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	104,424,653	-	-	104,424,653
Exchange-Traded Funds	592,753	-	-	592,753
Mutual Funds	7,097,339	-	-	7,097,339

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, arevalued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)